Trade payables and other (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020
Trade and Other Payables [Line Item]
Trade payables and other	$ 2,553	$ 934	$ 422
Bottom of range
Trade and Other Payables [Line Item]
Average credit period on domestic purchases of certain goods	7 days
Top of range
Trade and Other Payables [Line Item]
Average credit period on domestic purchases of certain goods	30 days